Deferred tax assets and liabilities - Components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 1,546	$ 1,357
Deferred tax liabilities	0	0
NET	1,546	1,357	$ 2,715	$ 2,255
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	23	29
Deferred tax liabilities	0	0
NET	23	29	$ 26	$ 37
Unused tax losses & tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	66,304	27,650
Deferred tax liabilities	0	0
NET	66,304	27,650
Unremitted earnings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	(64,781)	(26,322)
NET	(64,781)	(26,322)
Before offset amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	66,327	27,679
Deferred tax liabilities	(64,781)	(26,322)
NET	1,546	1,357
Offset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	64,781	26,322
Deferred tax liabilities	$ (64,781)	$ (26,322)